Deferred Tax - Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	£ (15,780)	£ (16,626)
Differences on exchange	(148)	506
(Charged)/credited to the income statement	29	184
Credited/(charged) relating to changes in tax rates	158	133	£ 47
Deferred tax	(110)	23	138
Ending balance at 31 December	(15,851)	(15,780)	(16,626)
Stock relief
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	(13)	(45)
Differences on exchange	(3)	4
(Charged)/credited to the income statement	12	28
Credited/(charged) relating to changes in tax rates	0	0
Deferred tax	0	0
Ending balance at 31 December	(4)	(13)	(45)
Excess of capital allowances over depreciation
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	(189)	(208)
Differences on exchange	5	13
(Charged)/credited to the income statement	(16)	(6)
Credited/(charged) relating to changes in tax rates	49	12
Deferred tax	0	0
Ending balance at 31 December	(151)	(189)	(208)
Tax losses
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	58	79
Differences on exchange	(3)	(3)
(Charged)/credited to the income statement	34	(21)
Credited/(charged) relating to changes in tax rates	5	3
Deferred tax	0	0
Ending balance at 31 December	94	58	79
Undistributed earnings of associates and subsidiaries
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	(231)	(318)
Differences on exchange	2	8
(Charged)/credited to the income statement	8	(18)
Credited/(charged) relating to changes in tax rates	0	97
Deferred tax	0	0
Ending balance at 31 December	(221)	(231)	(318)
Retirement benefits
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	246	279
Differences on exchange	(4)	0
(Charged)/credited to the income statement	(22)	(12)
Credited/(charged) relating to changes in tax rates	(3)	0
Deferred tax	(78)	(21)
Ending balance at 31 December	139	246	279
Trademarks
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	(16,784)	(17,408)
Differences on exchange	(149)	528
(Charged)/credited to the income statement	63	75
Credited/(charged) relating to changes in tax rates	91	21
Deferred tax	0	0
Ending balance at 31 December	(16,779)	(16,784)	(17,408)
Other temporary differences
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	1,133	995
Differences on exchange	4	(44)
(Charged)/credited to the income statement	(50)	138
Credited/(charged) relating to changes in tax rates	16	0
Deferred tax	(32)	44
Ending balance at 31 December	£ 1,071	£ 1,133	£ 995